Performance Management - iSHARES LARGE CAP 10% TARGET BUFFER SEP ETF	Sep. 15, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.